ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER PAYABLES
Employees and payroll accruals	$ 1,560	$ 1,807
Accrued expenses	2,993	725
Deferred revenues	1,921	1,989
Advances from customers		70
Contingent consideration	729	688
Other	197	271
Total	$ 7,400	$ 5,550